CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 USD ($) shares
Cash and cash equivalents related to variable interest entities (VIEs)		$ 490,679		$ 535,714
Accounts receivable, net related to VIEs		401,872		943,123
Costs and estimated earnings in excess of billings related to VIEs		330,432		431,042
Other current assets related to VIEs		541,176		500,276
Accounts payable related to VIEs		864,632		976,540
Billings in excess of costs and estimated earnings		1,218,824		1,589,328
Commitments and contingencies (Note 13)
Common stock, par value (in Euro per share) | € / shares	€ 0.01		€ 0.01
Common stock, shares authorized | shares		250,000,000		250,000,000
Common stock, shares issued | shares		108,857,000		108,857,000
Common stock, shares outstanding | shares		100,113,000		104,427,000
Treasury stock, shares | shares		8,744,000		4,430,000
Noncontrolling interest, discontinued operations		$ 6,874		$ 7,484
Variable Interest Entity, Primary Beneficiary
Cash and cash equivalents related to variable interest entities (VIEs)		328,387		403,140
Accounts receivable, net related to VIEs		53,159		325,801
Costs and estimated earnings in excess of billings related to VIEs		26,186		10,375
Other current assets related to VIEs		426,515		372,519
Accounts payable related to VIEs		337,089		403,088
Billings in excess of costs and estimated earnings		$ 407,325		$ 840,319